UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2015

Date of reporting period:	1/31/2015

Item 1. Schedule of Investments

Prudential Muni High Income Fund

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.6%
Alabama — 0.6%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.000%	10/01/44	500	$561,040
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.250%	10/01/48	500	567,480
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800%	05/01/34	1,000	1,140,300
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250%	11/01/33	1,750	2,057,737

				4,326,557

Arizona — 3.2%
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co., Ser. B	7.250%	04/01/40	1,500	1,785,330
Phoenix City Indl. Dev. Auth. Rev., Great Hearts Academies Proj., 144A	5.000%	07/01/44	2,250	2,360,182
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co.	4.000%	09/01/29	3,000	3,141,390
Pinal Cnty. Indl. Dev. Auth., Correct. Facs. Rev., Florence West Prison Proj., Ser. A, ACA	5.250%	10/01/19	3,135	3,274,978
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%	12/01/32	4,125	4,934,490
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%	12/01/37	5,565	6,721,908
Tempe AZ Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	6.250%	12/01/42	1,000	1,100,080

				23,318,358

California — 10.2%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Senior Cmnty., Rfdg.	6.125%	07/01/41	775	910,493
California Cnty. Tob. Secur. Agcy., Rev., Conv., CABS (Converted to Fixed on 12/01/10)	5.250%	06/01/21	3,080	3,121,056
California Cnty. Tob. Secur. Corp., Agcy. Rev., Conv., CABS, Ser. B (Converted to Fixed on 12/01/08)	5.100%	06/01/28	1,750	1,736,682
California Hlth. Facs. Fin. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750%	07/01/39	1,770	2,079,750
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500%	11/15/40	750	917,505
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250%	08/01/40	500	548,695
California St., Var. Purp., GO	5.500%	11/01/39	1,000	1,177,770
California St., Var. Purp., GO	6.000%	04/01/38	3,500	4,230,380
California St., Var. Purp., GO	6.000%	11/01/39	1,500	1,852,755
California St. Mun. Fin. Auth. Chrt. Sch. Rev., Partnerships Uplift Cmnty. Proj., Ser. A	5.250%	08/01/42	1,380	1,467,865
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000%	12/01/31	1,000	1,169,170
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. G-1	5.750%	10/01/30	750	897,608
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. I-1	6.375%	11/01/34	750	932,685
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg.	5.250%	11/01/44	750	773,918
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth. Oblig. Grp.	5.000%	11/01/40	2,000	2,223,220
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr.	5.250%	12/01/44	1,000	1,118,020
California Statewide Cmntys. Dev. Auth. Rev., Sch. Fac., Aspire Pub. Sch.	6.000%	07/01/30	995	1,055,008
California Statewide Cmntys. Dev. Auth. Rev., Sr. Living Southn. Calif. Presbyterian Homes	7.250%	11/15/41	500	607,100

Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000%	09/01/34	500	572,745
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Ser. A	5.000%	06/01/45	1,000	1,015,430
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Ser. A-2, CABS (Converted to Fixed on 12/01/12)	5.300%	06/01/37	5,000	4,301,850
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	4.500%	06/01/27	8,065	7,892,651
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	5.750%	06/01/47	6,515	5,754,504
Inland Valley CA Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000%	09/01/44	1,000	1,139,230
Lake Elsinore Spl. Tax Cmnty. Facs., Dist.-2-Area A, Ser. A	5.450%	09/01/36	1,445	1,445,116
Lincoln CA Pub. Fing., Auth. Rev., Twelve Bridges Sub., Ser. B	6.000%	09/02/27	1,000	1,152,700
Long Beach CA Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%	11/15/35	2,980	3,586,817
M-S-R Energy Auth. Calif., Ser. A	6.500%	11/01/39	2,060	2,930,226
M-S-R Energy Auth. Calif., Ser. A	7.000%	11/01/34	1,650	2,420,055
Palomar Pomerado Healthcare Dist. Calif., COP	6.000%	11/01/41	1,800	1,941,984
Port of Oakland, Ser. O, AMT, Rfdg.	5.125%	05/01/31	1,000	1,139,240
Riverside Cnty. CA Redev. Agcy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500%	10/01/40	2,000	2,393,460
San Buenaventura CA Rev., Cmnty. Mem. Hlth. Sys.	7.500%	12/01/41	1,000	1,253,700
San Buenaventura CA Rev., Cmnty. Mem. Hlth. Sys.	8.000%	12/01/26	500	677,640
San Francisco City & Cnty. Arpts. Second Ser., Ser. C, AMT, Rfdg.	5.000%	05/01/25	1,000	1,169,510
Santa Margarita CA Wtr. Dist. Spl. Tax Cmty. Facs. Dist., Ser. 2013-1, Village of Sendero	5.625%	09/01/36	675	780,739
South Bayside CA Wste. Mgmt. Auth., Sol. Wste. Enterprise Rev., Shoreway Environmental, Ser. A	6.000%	09/01/36	500	591,465
Tob. Secur. Auth. Northern Calif. Rev., Asset Bkd. Bonds, Ser. A	4.750%	06/01/23	4,120	4,120,948
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	5.300%	09/01/36	1,000	1,014,290

				74,113,980

Colorado — 2.4%
Colorado Edl & Cultural Fac. Auth. Rev., Lighthouse Building Corp., Rfdg.	5.000%	11/01/44	885	911,807
Colorado Edl. & Cultural Fac. Auth. Rev., Rfdg. & Impt., Chrt. Sch. Skyview Academy Proj.	5.375%	07/01/44	1,350	1,445,715
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.250%	01/01/37	550	571,620
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Ser. A	5.750%	01/01/37	1,500	1,537,245
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.125%	05/15/37	1,240	1,335,902
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.250%	05/15/42	2,500	2,695,650
E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375%	09/01/26	1,000	1,151,340
Plaza Co. Met. Dist. 1 Rev., Rfdg.	5.000%	12/01/40	1,000	1,056,450
Pub. Auth. Energy Nat. Gas Pur. Rev.	6.500%	11/15/38	4,890	6,887,320

				17,593,049

Connecticut — 0.7%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%	07/01/41	1,250	1,412,800
Hamden Fac. Rev., Whitney Ctr. Proj., Ser. A	7.750%	01/01/43	1,000	1,036,970
Harbor Point Infrastructure Impt. Dist. Spl. Oblig. Rev., Harbor Point Proj., Ser. A	7.875%	04/01/39	2,000	2,443,160

				4,892,930

Delaware — 0.2%
Delaware St. Hlth. Fac. Auth., Nanticoke Mem. Hosp., Ser. A	5.000%	07/01/32	1,375	1,469,380

District of Columbia — 1.5%
Dist. of Columbia, Rev., Friendship Pub. Chrt. Sch.	5.000%	06/01/42	3,500	3,728,410
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%	04/01/34	400	455,680
Dist. of Columbia, Rev., Kipp Chrt. Sch.	6.000%	07/01/43	850	1,006,502
Dist. of Columbia, Rev., Kipp Chrt. Sch.	6.000%	07/01/48	725	852,694
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Dulles Toll Rd., Ser. A, Rfdg.	5.000%	10/01/53	2,500	2,753,850
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250%	10/01/27	1,500	1,675,470

				10,472,606

Florida — 8.8%
Boggy Creek Impt. Dist. Rev., Spl. Assmt., Ser. 2013, Rfdg.	5.125%	05/01/43	2,945	3,099,554
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250%	10/01/43	1,500	1,725,000
Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350%	07/01/29	2,300	2,571,492
Citizens Ppty. Ins. Corp., Sr. Sec’d., Coastal, Ser. A-1	5.000%	06/01/19	1,250	1,447,412
Citizens Ppty. Ins. Corp., Sr. Sec’d., High Act, Ser. A-1	6.000%	06/01/16	1,500	1,611,075
Citizens Ppty. Ins. Corp., Sr. Sec’d., Ser. A-1	5.000%	06/01/22	1,000	1,214,390
Cityplace CDD Spl. Assmt. Rev., Rfdg.	5.000%	05/01/26	1,000	1,172,370
Collier Cnty. Indl. Dev. Auth. Rev., Arlington of Naples Proj., Ser. A, 144A	8.125%	05/15/44	2,000	2,334,840
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	582,240
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	1,195,080
Florida Dev. Fin. Corp. Edl. Facs. Rev., Bay Area Chrt. Fndtn., Ser. A	7.750%	06/15/42	2,000	2,164,500
Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Chrt. Sch., Ser. A	6.000%	09/15/40	1,750	1,839,145
Greater Orlando Aviation Auth. Orlando Arpt. Fac. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT	5.000%	11/15/26	500	523,450
Greater Orlando Aviation Auth. Orlando Arpt. Fac. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT	5.000%	11/15/36	3,500	3,555,545
Highlands Cmnty. Dev., Spl. Assmt.(a)	5.550%	05/01/36	165	122,521
Hillsborough Cnty. Indl. Dev. Auth. Rev., Hlth. Facs., Univ. Cmnty. Hosp., Ser. B (Prerefunded 08/15/19)(b)	8.000%	08/15/32	1,000	1,315,820
Hillsborough Cnty. Indl. Dev. Auth. Rev., Tampa Electric	5.650%	05/15/18	1,000	1,140,860
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.(c)	5.750%	05/01/36	935	439,450
Jacksonville Econ. Dev., Gerdau Ameristeel U.S., Inc., AMT	5.300%	05/01/37	3,000	3,004,830
Lakewood Ranch Stewardship Dist., Spl. Assmt.	4.875%	05/01/45	1,000	986,680
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., Rfdg.	3.950%	12/15/21	1,750	1,843,030
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., Rfdg.	4.200%	12/15/25	1,000	1,037,720
Midtown Miami Cmnty. Dev. Dist., Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000%	05/01/37	750	810,990
North Sumter Cnty. Util. Dependent Dist., Solid Wste. Rev.	5.000%	10/01/42	2,000	2,147,260
North Sumter Cnty. Util. Dependent Dist., Util. Rev.	5.750%	10/01/43	1,500	1,740,645
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Group, Rfdg.	5.000%	12/01/31	500	582,760
Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. A	7.500%	06/01/49	1,000	1,155,080

Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. C	6.000%	06/01/21	1,750	1,930,687
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	5.625%	07/01/39	1,000	1,130,410
Seminole Tribe Rev., Spl. Oblig., Ser. A, 144A	5.500%	10/01/24	1,000	1,089,690
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp.	5.250%	10/01/34	1,250	1,391,300
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Ser. A	6.250%	04/01/39	1,910	2,173,981
St. Johns Cnty. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A	6.000%	08/01/45	1,000	1,153,330
St. Petersburg Hlth. Facs. Auth. Rev., All Children’s Hosp., Ser. A	6.500%	11/15/39	1,500	1,808,430
Village Cmnty. Dev. Dist. No. 5. Fla. Spl. Assmt. Rev., Phase I, Rfdg.	3.500%	05/01/28	965	1,000,724
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt. Rev., Phase II, Rfdg.	6.125%	05/01/39	2,300	2,671,036
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev.	7.000%	05/01/41	880	1,090,602
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev., Rfdg.	5.500%	05/01/42	2,325	2,731,015
Village Cmnty. Dev. Dist. No. 10. Fla. Spl. Assmt. Rev.	5.125%	05/01/43	1,165	1,323,929
Village Cmnty. Dev. Dist. No. 10. Fla. Spl. Assmt. Rev.	6.000%	05/01/44	1,000	1,176,540
Village Cmnty. Dev. Dist. No. 11. Fla. Spl. Assmt. Rev.	4.500%	05/01/45	1,500	1,527,885

				63,563,298

Georgia — 1.3%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000%	01/01/30	500	561,060
Burke Cnty. Dev. Auth. Poll. Ctrl. Rev., Oglethorpe Pwr. - Vogtle Proj., Ser. B	5.500%	01/01/33	1,000	1,093,690
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A	8.750%	06/01/29	2,000	2,514,660
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. B, AMT	9.000%	06/01/35	985	1,006,453
Coffee Cnty. Hosp. Auth. Rev., Coffee Regl. Med. Ctr., Inc., Rfdg.	5.000%	12/01/15	400	400,964
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150%	02/01/20	1,000	1,219,870
Marietta Dev. Auth. Rev., Life Univ.	7.000%	06/15/39	1,000	1,068,880
Priv. Colleges & Univs. Auth. Rev., Savannah College. of Art & Design Proj.	5.000%	04/01/44	1,500	1,691,415

				9,556,992

Guam — 0.2%
Guam Govt., Ser. A, GO	7.000%	11/15/39	1,000	1,181,000
Guam Govt. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000%	07/01/35	500	573,555

				1,754,555

Hawaii — 1.0%
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. A	5.500%	07/01/40	1,000	1,126,290
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. B	5.750%	07/01/40	500	584,080
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., 15 Craigside Proj., Ser. A	9.000%	11/15/44	1,000	1,265,860
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A	5.500%	07/01/43	2,500	2,959,875
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaiian Elec. Co.	6.500%	07/01/39	1,000	1,170,240

				7,106,345

Idaho — 0.2%
Idaho Hlth. Facs. Auth. Rev., St. Luke’s Hlth. Sys. Proj., Ser. A	6.750%	11/01/37	1,000	1,186,020

Illinois — 5.4%
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C	6.500%	01/01/41	1,000	1,223,730
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C, AMT	5.375%	01/01/39	1,500	1,721,520
Illinois Fin. Auth. Rev., Cent. DuPage Hlth., Ser. B	5.500%	11/01/39	1,500	1,744,995
Illinois Fin. Auth. Rev., Illinois Inst. of Technology, Ser. A	5.000%	04/01/31	2,500	2,507,150
Illinois Fin. Auth. Rev., Illinois Inst. of Technology, Ser. A	5.000%	04/01/36	5,000	5,004,150
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000%	08/15/39	1,500	1,777,860
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	6.000%	05/01/28	1,500	1,782,060
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	7.750%	08/15/34	1,000	1,264,350
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr. Oblig. Grp., Ser. A (Prerefunded 11/01/18)(b)	7.250%	11/01/38	3,405	4,203,847
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr., Ser. C (Prerefunded 05/01/19)(b)	6.625%	11/01/39	1,000	1,235,030
Illinois Fin. Auth. Rev., Silver Cross & Med. Ctrs.	7.000%	08/15/44	3,000	3,560,550
Illinois Fin. Auth. Rev., Student Hsg., Edl. Advancement Fd., Inc., Ser. B, Rfdg.	5.000%	05/01/30	5,000	5,129,600
Illinois Fin. Auth. Rev., Swedish Covenant, Ser. A	6.000%	08/15/38	1,500	1,719,660
Illinois St., GO	5.000%	08/01/25	1,000	1,123,300
Illinois St., GO	5.000%	02/01/39	1,500	1,624,260
Illinois St., GO	5.000%	05/01/39	1,000	1,084,700
Railsplitter Tob. Settlement Auth. Rev.	6.000%	06/01/28	2,250	2,694,623

				39,401,385

Indiana — 1.5%
Indiana St. Fin. Auth. Rev., 21st Century Chrt. Sch. Proj., Ser. A	6.250%	03/01/43	1,500	1,515,045
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	7.000%	10/01/39	1,000	1,025,790
Indiana St. Fin. Auth. Rev., Duke Energy Indl., Ser. B	6.000%	08/01/39	1,000	1,157,920
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250%	09/01/34	500	562,910
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250%	09/01/40	750	837,945
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj., Ser. A	5.750%	01/01/38	1,000	1,150,870
Valparaiso, IN Rev., Pratt Paper LLC Proj., AMT	5.875%	01/01/24	1,000	1,172,220
Valparaiso, IN Rev., Pratt Paper LLC Proj., AMT	7.000%	01/01/44	1,500	1,869,210
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	7.750%	09/01/31	1,500	1,844,745

				11,136,655

Iowa — 1.8%
Altoona Urban Renewal Tax Rev., Annual Appr.	6.000%	06/01/43	1,000	1,090,200
Ames IA Hosp., Mary Greely Med. Ctr. Rev.	5.250%	06/15/36	1,000	1,115,620
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj.	5.250%	12/01/25	4,600	5,081,896
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj.	5.500%	12/01/22	5,600	5,957,112

				13,244,828

Kansas — 0.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750%	11/15/38	1,000	1,185,080

Kentucky — 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375%	06/01/40	3,500	4,112,255
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. A	6.250%	06/01/39	500	580,045
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. B	5.625%	09/01/39	500	561,755

				5,254,055

Louisiana — 1.7%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Westlake Chem. Corp., Ser. A-2	6.500%	11/01/35	1,000	1,214,240
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Woman’s Hosp. Fndtn., Ser. A	6.000%	10/01/44	2,000	2,393,500
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries Hosp.	6.750%	07/01/39	2,000	2,362,680
Louisiana St. Citizens Ppty. Ins., Assmt. Rev., Ser. C-2 Rmkt. AGC	6.750%	06/01/26	2,000	2,354,340
New Orleans Sewerage Serv. Rev., Rfdg.	5.000%	06/01/44	1,000	1,144,240
St. Charles Parish Gulf Zone, Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000%	12/01/40	2,500	2,747,750

				12,216,750

Maine — 0.3%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500%	07/01/32	2,000	2,452,440

Maryland — 2.0%
Anne Arundel Cnty. Spl. Oblig., Vlg. South Waugh Chapel Proj., Tax Alloc.	6.250%	07/01/40	2,000	2,151,260
Frederick Cnty. Spl. Oblig., Rev., Jefferson Tech. Park, Ser. B	7.125%	07/01/43	2,000	2,268,900
Frederick Cnty. Spl. Oblig., Rev., Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500%	07/01/40	4,785	4,925,248
Howard Cnty. Spl. Oblig., Annapolis Junction Twn. Ctr. Proj., Tax Alloc.	6.100%	02/15/44	1,420	1,547,559
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Potomac Elect. Pwr. Co., Rfdg.	6.200%	09/01/22	1,000	1,197,320
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Charlestown Cmnty., Rfdg.	6.250%	01/01/41	1,500	1,729,155
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	6.000%	07/01/41	600	724,218

				14,543,660

Massachusetts — 0.9%
Massachusetts St. Dev. Fin. Agcy. Rev., Linden Ponds, Inc. Fac., Ser. A-1	6.250%	11/15/46	709	689,890
Massachusetts St. Dev. Fin. Agcy. Rev., Linden Ponds, Inc. Fac., Ser. A-2	5.500%	11/15/46	38	32,738
Massachusetts St. Dev. Fin. Agcy. Rev., Linden Ponds, Inc. Fac., Ser. B	12.540%(d)	11/15/56	187	1,161
Massachusetts St. Dev. Fin. Agcy. Rev., Tufts Med. Ctr., Ser. I	7.250%	01/01/32	2,000	2,490,980
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%	07/01/32	3,000	3,210,030

				6,424,799

Michigan — 3.1%
Kent Hosp. Fin. Auth. Rev., Metro Hosp. Proj., Ser. A	6.250%	07/01/40	3,000	3,035,280
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr., Ser C-1	5.000%	07/01/44	1,000	1,081,620
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375%	10/15/41	750	870,068
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Hlth.	5.750%	11/15/39	1,000	1,149,280
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare Corp.	5.750%	05/15/38	1,500	1,695,150
Michigan St. Strategic Fund Rev., Var. Detroit Ed. Rmkt. Rfdg.	5.625%	07/01/20	1,000	1,203,250
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500%	12/01/20	1,900	2,056,541
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. V (Prerefunded 09/01/18)(b)	8.250%	09/01/39	2,150	2,715,084

Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. W (Prerefunded 08/01/19)(b)	6.000%	08/01/39	1,000	1,221,330
Star Intl. Academy, Pub. Sch. Academy, Rfdg.	5.000%	03/01/33	2,000	2,110,340
Summit Academy Rev., Rfdg., North Pub. Sch. Academy	5.500%	11/01/30	1,500	1,502,055
Summit Academy Rev., Rfdg., Pub. Sch. Academy	6.250%	11/01/25	2,060	2,074,049
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000%	12/01/28	1,500	1,703,850

				22,417,897

Minnesota — 0.5%
Hugo, MN Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000%	07/01/44	1,250	1,340,163
St. Paul Hsg. & Redev. Auth., Hosp. Rev., Hlth. East Proj.	6.000%	11/15/35	1,000	1,035,420
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, AMT	4.500%	10/01/37	1,000	1,021,090

				3,396,673

Mississippi — 0.2%
Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj., Ser. A	6.500%	09/01/32	1,000	1,160,980

Missouri — 1.5%
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875%	11/01/39	1,500	1,610,370
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs.	6.000%	02/01/41	1,000	1,133,140
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs., Rfdg.	5.000%	02/01/44	4,000	4,401,520
Poplar Bluff Regl. Transn. Dev. Dist., Transn. Sales Tax Rev.	4.750%	12/01/42	2,100	2,225,244
St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Village Sunset Hills, Ser. A	5.875%	09/01/43	1,000	1,131,200

				10,501,474

Nevada — 0.2%
Clark Cnty. Impt. Dist. Spl. Impvt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000%	08/01/23	1,640	1,673,489

New Hampshire — 0.1%
New Hampshire Business Fin. Auth. Sld. Wste. Disp. Rev., Casella Wste. Sys., Inc., Rmkt., AMT (Mandatory put date 10/01/2019)	4.000%	04/01/29	1,000	1,016,150

New Jersey — 9.6%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	5.625%	01/01/38	1,000	1,034,010
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., AMT	5.750%	09/15/27	1,000	1,114,680
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., Rmkt., AMT	5.500%	06/01/33	2,000	2,194,920
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250%	09/15/29	5,000	5,417,200
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	4.875%	09/15/19	3,395	3,598,564
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	5.125%	09/15/23	5,000	5,465,650
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625%	11/15/30	2,050	2,273,101
New Jersey Econ. Dev. Auth. Rev., GMT Realty LLC, Ser. B, AMT, Rfdg.	6.875%	01/01/37	3,000	3,032,160
New Jersey Econ. Dev. Auth. Rev., Goethals Bridge, AMT	5.375%	01/01/43	1,390	1,562,096

New Jersey Econ. Dev. Auth. Rev., Team Academy Chrt. Sch. Proj.	6.000%	10/01/43	1,700	1,957,669
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.000%	06/15/37	1,500	1,588,725
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.125%	06/15/43	1,100	1,167,485
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp.	6.000%	07/01/41	500	604,170
New Jersey Healthcare Facs. Fin. Auth. Rev., Barnabas Hlth., Ser. A, Rfdg.	5.625%	07/01/37	1,000	1,159,810
New Jersey Healthcare Facs. Fin. Auth. Rev., St. Josephs Healthcare Sys.	6.625%	07/01/38	3,000	3,387,840
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth.	5.750%	07/01/33	2,000	2,319,360
New Jersey St. Edl. Facs. Auth. Univ. Med. & Dentistry, Ser. B, Rfdg. (Prerefunded 06/01/19)(b)	7.500%	12/01/32	1,000	1,278,560
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, AMBAC, CABS (Converted to Fixed on 01/01/15)	5.150%	01/01/35	4,000	4,283,840
New Jersey St. Transn. Tr. Fd. Sys. Auth., Trans. Sys., Ser. A	5.875%	12/15/38	2,000	2,347,540
Salem Cnty. Poll. Ctrl. Fing. Auth. Rev., Chambers Proj., Ser. A, AMT, Rfdg.	5.000%	12/01/23	2,000	2,293,620
South Jersey Transn. Auth. LLC, Rev., Ser. A, Rfdg.	5.000%	11/01/39	750	839,603
Tob. Settlement Fin. Corp., NJ Rev., Ser. 1A, Rfdg.	4.500%	06/01/23	6,825	6,855,849
Tob. Settlement Fin. Corp., NJ Rev., Ser. 1A, Rfdg.	4.625%	06/01/26	8,000	7,668,720
Tob. Settlement Fin. Corp., NJ Rev., Ser. 1A, Rfdg.	4.750%	06/01/34	3,000	2,368,020
Tob. Settlement Fin. Corp., NJ Rev., Ser. 1A, Rfdg.	5.000%	06/01/41	4,355	3,508,170

				69,321,362

New York — 3.3%
Brooklyn Arena Local Dev. Corp., Barclays Ctr. Proj.	6.375%	07/15/43	1,250	1,514,150
Build NYC Resource Corp. Rev., Pratt Paper, Inc. Proj., AMT, Rdfg., 144A	5.000%	01/01/35	1,000	1,081,190
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd.-1st Sub., Ser. B, CABS	10.610%(d)	06/01/47	5,000	176,650
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd.-2nd Sub., Ser. C, CABS	10.870%(d)	06/01/50	4,000	95,000
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A	6.000%	05/01/33	1,500	1,777,095
New York City Indl. Dev. Agcy. Rev., JetBlue Airways Corp. Proj., AMT	5.125%	05/15/30	500	500,215
New York City Indl. Dev. Agcy. Rev., Spl. Fac., American Airlines, JFK Int’l. Arpt., AMT, AMR Corp.	7.500%	08/01/16	600	635,598
New York City Indl. Dev. Agcy. Rev., Spl. Fac., American Airlines, JFK Int’l. Arpt., AMT, AMR Corp.	7.750%	08/01/31	2,400	2,618,952
New York City Indl. Dev. Agcy. Rev., Spl. Fac., Terminal One Group Assn. Proj., AMT	5.500%	01/01/24	2,450	2,558,045
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750%	11/15/51	1,750	2,088,695
New York Liberty Dev. Corp. Rev., Class 1-3 World Trade Ctr., Rfdg.	5.000%	11/15/44	5,000	5,347,150
New York St. Dorm. Auth. Rev., Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A	6.000%	07/01/40	1,000	1,170,810
Onondaga Civic Dev. Corp., St. Joseph Hosp. Hlth. Ctr., Ser. 2012	5.000%	07/01/42	1,000	1,037,590
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000%	12/01/20	500	581,745
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	6.000%	12/01/42	2,500	2,972,325

				24,155,210

North Carolina — 0.3%
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C	6.750%	01/01/24	1,000	1,212,720
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000%	01/01/39	750	815,655

				2,028,375

North Dakota — 0.1%
Burleigh Cnty. Rev., St. Alexius Med. Ctr. Proj., Ser. A, Rfdg.	5.000%	07/01/35	750	829,598

Ohio — 3.2%
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	5.125%	06/01/24	6,450	5,569,059
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	5.375%	06/01/24	2,995	2,642,638
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	5.875%	06/01/30	6,500	5,627,050
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	6.500%	06/01/47	1,750	1,611,207
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%	06/01/42	1,250	1,389,125
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Ser. A	6.250%	12/01/34	600	711,732
Lucas Cnty. OH Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000%	11/15/41	750	920,888
Lucas Cnty. OH Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500%	11/15/37	875	1,109,859
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250%	08/01/41	1,200	1,327,068
Ohio Air Quality Dev. Auth. Rev., Poll. FirstEnergy Generation, Ser. C	5.625%	06/01/18	500	560,260
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Generation, Ser. A, Rfdg. (Mandatory put date 06/01/16)	5.875%	06/01/33	500	532,100
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Generation, Ser. B, Rfdg. (Mandatory put date 04/01/20)	3.625%	10/01/33	700	741,090
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Nuclear Generation, Ser. B, Rfdg. (Mandatory put date 06/03/19)	4.000%	12/01/33	250	269,175
Ohio St. Wtr. Dev. Auth. Rev., U.S. Steel Corp. Proj., Rfdg.	6.600%	05/01/29	300	351,936

				23,363,187

Oklahoma — 1.0%
Oklahoma Cnty. Fin. Auth. Rev., Epworth Villa Proj., Ser. A	5.125%	04/01/42	1,750	1,407,472
Oklahoma St. Dev., Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000%	02/15/42	1,500	1,686,105
Tulsa Cnty. OK Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser A	7.125%	11/01/30	1,000	1,128,590
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, Ser. A, AMT	5.500%	06/01/35	3,000	3,262,920

				7,485,087

Oregon — 0.5%
Multnomah Cnty. OR Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.125%	10/01/34	1,500	1,606,470
Multnomah Cnty. OR Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400%	10/01/44	1,000	1,078,330
Salem OR Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000%	05/15/42	1,000	1,121,310

				3,806,110

Pennsylvania — 6.0%
Beaver Cnty. Indl. Dev. Auth. Rev., FirstEnergy, Ser. A, Rfdg. (Mandatory put date 06/01/20)	3.500%	04/01/41	1,000	1,045,720
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj.	7.250%	07/01/39	1,000	1,195,230
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375%	12/01/41	2,700	3,122,442
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000%	10/01/44	1,000	1,065,850
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp.	6.125%	01/01/45	2,000	2,169,900
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	5.250%	01/01/41	1,000	1,048,070
Cumberland Cnty. Mun. Auth., Rev., Diakon Lutheran	6.375%	01/01/39	1,000	1,121,930
East Hempfield Township Indl. Dev. Auth. Rev., Student Svcs. Inc., Student Hsg. Proj.	5.000%	07/01/46	1,000	1,073,750
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	5.900%	07/01/40	1,000	1,019,740
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125%	06/01/41	1,450	1,649,839
Northampton Cnty. Gen. Purp. Auth. Hosp. Rev., St. Luke’s Hosp. Proj., Ser. A	5.500%	08/15/35	1,000	1,106,440
Pennsylvania Econ. Dev. Fin. Auth., Res. Recov., Colver Proj., Ser. F, AMBAC, AMT, Rfdg.	4.625%	12/01/18	4,500	4,624,515
Pennsylvania Econ. Dev. Fin. Auth., Res. Recov., Colver Proj., Ser. G, AMT, Rfdg.	5.125%	12/01/15	300	305,574
Pennsylvania Econ. Dev. Fin. Auth., Swr. Sludge Disp. Rev., Philadelphia Biosolids Fac.	6.250%	01/01/32	750	835,987
Pennsylvania Econ. Dev. Fin. Auth., US Airways Grp., Ser. B, Gty. Agmt.	8.000%	05/01/29	490	586,344
Philadelphia Arpt. Rev., Ser. A, AMT, Rfdg.	5.000%	06/15/27	2,500	2,830,650
Philadelphia Auth. for Indl. Dev. Rev., First Philadelphia Preparatory Chrt., Ser. A	7.250%	06/15/43	2,000	2,256,660
Philadelphia Auth. for Indl. Dev. Rev., Mariana Bracetti Academy	7.625%	12/15/41	2,000	2,289,280
Philadelphia Auth. for Indl. Dev. Rev., New Fndtn. Chrt. Sch. Proj.	6.625%	12/15/41	1,000	1,120,000
Philadelphia Hosp. & Higher Ed. Fac. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625%	07/01/42	5,570	6,015,990
Philadelphia Hosp. & Higher Ed. Fac. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.000%	07/01/34	2,100	2,127,111
Philadelphia Hosp. & Higher Ed. Fac. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.500%	07/01/30	500	514,785
Philadelphia Hosp. & Higher Ed. Fac. Auth. Rev., Temple Univ. Hlth. Sys., Ser. B, Rfdg.	5.500%	07/01/26	750	790,373
Philadelphia, PA, GO, Ser. B, AGM (Prerefunded 07/15/16)(b)	7.125%	07/15/38	1,500	1,648,200
Susquehanna Area Regl. Arpt. Auth., Ser. A, AMT,	6.500%	01/01/38	1,500	1,635,780

				43,200,160

Puerto Rico — 2.6%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750%	07/01/37	1,350	955,192
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000%	07/01/47	1,125	793,969
Puerto Rico Comnwlth., Pub. Impt., Ser. A, GO, Rfdg.	5.500%	07/01/39	2,000	1,387,500
Puerto Rico Comnwlth., Ser. A, GO	8.000%	07/01/35	6,200	5,184,564
Puerto Rico Elec. Pwr. Auth. Rev., Ser. A, Rfdg.	6.750%	07/01/36	2,000	1,025,060
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	5.250%	07/01/40	2,000	1,025,040
Puerto Rico Hwy. & Transn. Auth. Rev., Ser. X, Unrefunded, Rfdg.	5.500%	07/01/15	750	732,480
Puerto Rico Pub. Bldgs. Auth. Rev., Govt. Facs., Ser. M, Rfdg.	6.000%	07/01/20	2,500	1,949,050

Puerto Rico Pub. Bldgs. Auth. Rev., Govt. Facs., Ser. P, Rfdg.	6.750%	07/01/36	750	552,503
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Cap. Apprec., Ser. A , CABS	8.720%(d)	08/01/33	5,000	1,031,200
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.375%	08/01/39	1,500	1,052,955
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.750%	08/01/37	1,000	744,480
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%	08/01/42	2,150	1,596,009
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A-1	5.000%	08/01/43	750	486,645

				18,516,647

Rhode Island — 0.3%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A	7.000%	05/15/39	2,000	2,359,520

South Dakota — 0.3%
South Dakota St. Hlth. & Edl. Facs. Auth. Avera Hlth., Ser. A	5.000%	07/01/42	1,655	1,838,258

Tennessee — 1.8%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Catholic Hlth., Ser. A	5.250%	01/01/45	2,000	2,307,440
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A	6.000%	07/01/38	1,000	1,159,300
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, NATL, ETM, Rfdg.(b)	6.750%	07/01/17	2,000	2,254,660
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Hlth., Ser. A, CABS	4.770%(d)	01/01/35	1,000	374,890
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd., Impt. Blakeford at Green Hills, Rfdg.	5.000%	07/01/37	850	928,591
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev., Group Homes, Inc.	9.500%	12/01/19	2,100	2,110,647
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250%	12/01/42	1,000	1,048,670
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%	02/01/22	1,000	1,154,900
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%	02/01/25	1,500	1,770,375

				13,109,473

Texas — 10.6%
Austin Convention Enterprises, Inc. Convention Ctr., Second Tier, Ser. B, Rfdg., 144A	5.750%	01/01/24	3,405	3,521,553
Austin Convention Enterprises, Inc. Convention Ctr., Second Tier, Ser. B, Rfdg., 144A	5.750%	01/01/34	1,000	1,028,630
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., AMT, Rmkt., Rfdg.(c)	5.400%	05/01/29	2,000	95,000
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. A, AMT, Elec. Rmkt., Rfdg.(c)	8.250%	10/01/30	3,000	150,000
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg.(c)	5.400%	10/01/29	1,000	47,500
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt.	6.125%	04/01/45	2,000	2,351,840
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	5.750%	01/01/25	1,000	1,152,240
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	6.000%	01/01/41	2,000	2,348,020
Central Tex. Turnpike Sys. Transn. Rev., Ser. C, Rdfg.	5.000%	08/15/42	1,000	1,136,420
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.000%	08/15/42	1,000	1,092,420

Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.750%	08/15/41	1,000	1,144,340
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000%	08/15/43	1,000	1,220,350
Clifton Higher Ed. Fin. Corp. Rev., Tejano Cmnty. Ctr., Ser. A	9.000%	02/15/38	2,000	2,186,520
Clifton Higher Ed. Fin. Corp. Rev., Uplift Ed., Ser. A	4.500%	12/01/44	1,500	1,508,220
Clifton Higher Ed. Fin. Corp. Rev., Uplift Ed., Ser. A	6.125%	12/01/40	3,000	3,524,670
Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250%	09/01/44	1,370	1,484,751
Grand Parkway Transn. Corp., 1st Tier Toll Rev., Ser. A	5.125%	10/01/43	2,000	2,215,880
Houston Arpt. Sys. Rev., Rfdg., Spl. Facs. Cont. Airlines, Inc., AMT	6.625%	07/15/38	1,500	1,770,735
Houston Arpt. Sys. Rev., Rfdg., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT	5.000%	07/01/32	1,000	1,134,970
Houston Arpt. Sys. Rev., Rfdg., Sub. Lien, Ser. A, AMT	5.000%	07/01/25	250	290,798
Houston Arpt. Sys. Rev., Rfdg., United Airlines, Inc., AMT	5.000%	07/01/29	1,500	1,633,920
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	5.000%	02/15/42	1,250	1,360,412
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	6.500%	05/15/31	1,000	1,249,320
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Kipp, Inc., Ser. A	6.375%	08/15/44	1,000	1,151,460
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Lifeschools of Dallas, Ser. A (Prerefunded 08/15/19)(b)	7.500%	08/15/41	2,000	2,564,280
Lower Colorado Riv. Auth. Rev., Rfdg. & Impt., Ser. A, Unrefunded Balance	7.250%	05/15/37	95	96,836
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Rfdg., Ser. B-1, Rfdg.	4.000%	06/01/30	1,000	1,049,160
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Rfdg., Ser. B-2, Rfdg.	4.000%	06/01/30	1,800	1,888,488
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A, Rmkt.	6.300%	11/01/29	1,000	1,161,290
New Hope Cultural Ed. Fac. Corp. Rev., CHF Collegiate Housing College Station I LLC, Texas A&M Univ., AGM	5.000%	04/01/46	250	282,100
North Tex. Ed. Fin. Corp., Uplift Ed., Ser. A	5.250%	12/01/47	1,000	1,110,270
North Tex. Twy. Auth. Rev., First Tier, Ser. A	6.250%	01/01/39	1,500	1,758,330
North Tex. Twy. Auth. Rev., First Tier, Ser. A, Rfdg.	5.750%	01/01/40	3,500	3,917,970
North Tex. Twy. Auth. Rev., First Tier, Sys., Rfdg.	6.000%	01/01/38	2,000	2,374,420
North Tex. Twy. Auth. Rev., Second Tier, Ser. F, Rfdg.	5.750%	01/01/38	2,500	2,784,875
Pharr Higher Ed. Fin. Auth. Ed. Rev., Idea Pub. Sch., Ser. A	6.500%	08/15/39	1,000	1,156,750
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B(c)	6.150%	08/01/22	1,000	47,500
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A	6.700%	08/15/40	1,000	1,198,890
Tarrant Cnty. Cultural Ed. Fac. Fin. Corp. Rev., Trinity Terrace Proj., Rfdg.	5.000%	10/01/44	1,000	1,097,140
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. I, Sr. Lien, Ser. A	5.250%	12/15/26	4,100	4,988,224
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. I, Sr. Lien, Ser. B	0.857%(e)	12/15/26	1,500	1,394,880
Texas Mun. Pwr. Agcy. Rev., NATL, ETM, CABS, Rfdg.(b)	0.200%(d)	09/01/15	50	49,943
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, LBJ Infrastructure	7.000%	06/30/40	4,670	5,720,330
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners	6.875%	12/31/39	2,000	2,399,320
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750%	06/30/43	500	616,255
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000%	12/31/38	1,500	1,892,115

Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A	6.200%	02/15/40	1,000	1,163,420
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A (Prerefunded 02/15/15)(b)	5.375%	02/15/37	1,000	1,002,160

				76,514,915

Vermont — 0.2%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj.	5.400%	05/01/33	1,100	1,167,870

Virgin Islands — 0.1%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	6.750%	10/01/37	750	866,348

Virginia — 2.4%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg.	4.460%(d)	07/15/40	1,000	701,280
Mosaic District Cmnty. Dev. Auth. Rev., Ser. A	6.875%	03/01/36	1,250	1,458,162
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., AMT	8.000%	09/01/26	4,265	4,265,640
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.250%	01/01/32	2,055	2,274,001
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.500%	01/01/42	3,000	3,326,940
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Express Lanes LLC Proj., AMT	5.000%	01/01/40	4,780	5,153,127

				17,179,150

Washington — 2.1%
Port of Seattle Indl. Dev. Corp., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000%	04/01/30	1,000	1,042,760
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.375%	12/01/22	1,190	1,220,000
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.750%	12/01/35	625	709,556
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp., Ser. A	5.000%	12/01/37	3,000	3,270,270
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250%	06/01/32	1,160	1,336,274
Washington St. Healthcare Facs. Auth. Rev., Kadlec Regl. Med. Ctr., Rdfg. (Prerefunded 12/01/21)(b)	5.000%	12/01/42	1,000	1,246,000
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	5.500%	07/01/30	1,115	1,274,412
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg.	5.000%	07/01/38	1,100	1,248,401
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hosp. (Prerefunded 10/01/19)(b)	5.625%	10/01/38	1,250	1,515,612
Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, 144A	7.375%	01/01/44	2,000	2,245,700

				15,108,985

Wisconsin — 0.7%
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., AMT, Rfdg.	5.000%	07/01/42	1,500	1,614,375
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., AMT, Rfdg.	5.250%	07/01/28	1,000	1,116,220
Pub. Fin. Auth. Chrt. Sch. Rev., Voyager Fndtn., Inc. Proj., Ser. A	6.200%	10/01/42	1,000	1,090,870

Wisconsin Hlth. & Edl. Facs. Auth. Rev., Eastcastle Place, Inc. Proj.	6.125%	12/01/34	1,000	995,580

				4,817,045

Wyoming — 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%	07/15/39	500	584,325

TOTAL LONG-TERM INVESTMENTS (cost $639,345,828)				691,632,010

SHORT-TERM INVESTMENT — 1.3%
Alaska
Valdez Marine Term. Rev., Exxon Pipeline Proj., Rfdg., FRDD (Mandatory put date 02/09/15) (cost $9,200,000)	0.010%(e)	10/01/25	9,200	9,200,000

TOTAL INVESTMENTS — 96.9% (cost $648,545,828)(f)				700,832,010
Other assets in excess of liabilities — 3.1%				22,622,467

NET ASSETS — 100.0%				$723,454,477

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CABS	Capital Appreciation Bonds
CDD	Community Development District
COP	Certificates of Participation
ETM	Escrowed to Maturity
FRDD	Floating Rate Daily Demand Note
GO	General Obligation
NATL	National Public Finance Guaranty Corp.

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Represents issuer in default on interest payments and/or principal repayment; the security is income producing.
(b)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(c)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(d)	Represents a zero coupon or step bond. Rate quoted represents effective yield at January 31, 2015.
(e)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2015.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$645,291,783

Appreciation	71,043,968
Depreciation	(15,503,741)

Net Unrealized Appreciation	$55,540,227

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$700,392,560	$439,450

Total	$—	$700,392,560	$439,450

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

The Fund may invest in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date March 20, 2015

*	Print the name and title of each signing officer under his or her signature.